Note 12 - Debt (Details) - Future Principal Payments (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014
Future Principal Payments [Abstract]
2015	$ 8,618
2016	8,618
2017	8,618
2018	8,618
2019	5,933
$ 40,405